CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 479,344	$ 577,238	$ 766,602
Restricted cash	265,131	264,992
Accounts receivable, net of allowance of $57,535, $35,535 and $47,595, respectively	327,015	239,671	215,099
Accounts receivable, secured - related party			772,793
Note receivable from officer, secured - related party			150,000
Prepaid expenses	157,583	192,533	103,268
Net assets from discontinued operations (Note 1)	183,747	393,214	632,135
Other current assets		69,000	210
Total current assets	1,412,820	1,736,648	2,640,107
Property and equipment:
Call center equipment	121,313	121,313	121,313
Computer and office equipment	61,037	45,718	38,577
Furniture and fixtures	32,914	11,336
Library (online)	100,000	100,000	100,000
Software	1,491,035	1,388,824	927,455
Vehicle			39,736
Total property and equipment, gross	1,806,299	1,667,191	1,227,081
Less accumulated depreciation and amortization	541,216	455,871	229,972
Total property and equipment, net	1,265,083	1,211,320	997,109
Courseware, net	218,559	253,571	369,831
Accounts receivable, secured - related party, net of allowance of $502,315 and $0, respectively	270,478	270,478
Other assets	25,181	25,181	6,559
Total assets	3,192,121	3,497,198	4,013,606
Current liabilities:
Accounts payable	258,409	215,796	414,147
Accrued expenses	97,380	75,912	128,303
Deferred revenue	1,142,195	1,036,540	835,694
Convertible notes payable, current portion (includes $50,000 to related parties)	200,000
Notes payable, current portion			6,383
Loan payable to stockholder	491	491
Deferred rent, current portion	7,844	6,257	4,291
Net liabilities from discontinued operations (Note 1)	125,132	226,430	719,107
Other current liabilities		69,000
Total current liabilities	1,831,451	1,630,426	2,107,925
Line of credit	250,250	250,000	233,215
Loans payable (includes $50,000 to related parties)			200,000
Convertible notes payable (includes $650,000 to related parties)	600,000	800,000
Notes payable			8,768
Deferred rent	20,319	15,017	21,274
Total liabilities	2,702,020	2,695,443	2,571,182
Commitments and contingencies - See Note 10
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none and 850,395 shares issued and outstanding, respectively			809,900
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)			1,109,268
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)			1,550,817
Total temporary equity			3,469,985
Stockholders? equity (deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none and 11,307,450 shares issued and outstanding, respectively (liquidation value of $11,307)			11,307
Series B preferred stock, $0.001 par value; 368,421 shares designated, none and 368,411 shares issued and outstanding, respectively			368
Common stock, $0.001 par value; 120,000,000 shares authorized, 55,243,719 issued and 55,043,719 outstanding at December 31, 2012 and 11,837,930 issued and outstanding at December 31, 2011	56,858	55,244	11,838
Additional paid-in capital	12,789,218	12,153,615	3,275,296
Treasury stock (200,000 shares)	(70,000)	(70,000)
Accumulated deficit	(12,285,975)	(11,337,104)	(5,326,370)
Total stockholders' equity (deficiency)	490,101	801,755	(2,027,561)
Total liabilities and stockholders' equity (deficiency)	$ 3,192,121	$ 3,497,198	$ 4,013,606